DERIVATIVE LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY

10	DERIVATIVE LIABILITY

Certain of the short-term convertible notes disclosed in note 9 above and certain warrants disclosed in note 11 below, have variable priced conversion rights with no fixed floor price and will re-price dependent on the share price performance over varying periods of time and certain notes and warrants have fundamental transaction clauses which might result in cash settlement, due to these factors, all convertible notes and any warrants attached thereto are valued and give rise to a derivative financial liability, which was initially valued at inception of the convertible notes using a Black-Scholes valuation model.

During the nine months ended September 30, 2020, an additional $1,131,094 was raised as a derivative liability on variably priced convertible notes.

The value of this derivative financial liability was re-assessed at September 30, 2020, and $101,945 was charged to the statement of operations and comprehensive loss, respectively. The value of the derivative liability will be re-assessed at each financial reporting period, with any movement thereon recorded in the statement of operations in the period in which it is incurred.

The following assumptions were used in the Black-Scholes valuation model:

	Nine months ended September 30, 2020	Year ended December 31, 2019
Conversion price	$0.016 to 2.00	$0.02 to 2.00
Risk free interest rate	0.11 to 1.53%	1.53 to 2.59%
Expected life of derivative liability	1 to 12 months	1 to 12 months
Expected volatility of underlying stock	11.7 to 222.6%	148.5 to 224.3%
Expected dividend rate	0%	0%

The movement in derivative liability is as follows:

	September 30, 2020	December 31, 2019

Opening balance	$905,576	$1,833,672
Derivative financial liability arising from convertible note	1,131,094	1,053,842
Fair value adjustment to derivative liability	101,945	(1,981,938)
	$2,138,615	$905,576

9	DERIVATIVE LIABILITY

Certain of the short-term convertible notes disclosed in note 8 above and note 14 below, have variable priced conversion rights with no fixed floor price and will re-price dependent on the share price performance over varying periods of time, due to the variable priced conversion rights, all convertible notes and any warrants attached thereto, issued subsequent to the variable priced conversion notes are valued and give rise to a derivative financial liability, which was initially valued at inception of the convertible notes using a Black-Scholes valuation model. The value of this derivative financial liability was re-assessed at December 31, 2019 and 2018, and $1,981,938 and $4,129,793 was credited to the statement of operations and comprehensive loss, respectively. The value of the derivative liability will be re-assessed at each financial reporting period, with any movement thereon recorded in the statement of operations in the period in which it is incurred.

The following assumptions were used in the Black-Scholes valuation model:

	Year ended December 31, 2019	Year ended December 31, 2018
Conversion price*	$0.02 to 2.00	$0.20 to 2.50
Risk free interest rate	1.53 to 2.59%	1.78 to 2.81%
Expected life of derivative liability	1 to 12 months	3 to 12 months
Expected volatility of underlying stock	148.5 to 224.3%	169.15 to 230.55%
Expected dividend rate	0%	0%

*	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.

The movement in derivative liability is as follows:

	December 31, 2019	December 31, 2018

Opening balance	$1,833,672	$3,277,621
Derivative financial liability arising from convertible note	1,053,842	2,685,844
Fair value adjustment to derivative liability	(1,981,938)	(4,129,793)
	$905,576	$1,833,672